Income Taxes (Narratives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Income Taxes Details [Abstract]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate	35.00%
Deferred Tax Assets, Valuation Allowance	$ 1,300,000	$ 1,300,000
Total change in valuation allowance	36,100
Change in valuation allowance - earnings	31,083	$ (1,147,619)	$ 199,038
Change in valuation allowance - equity	5,100
U.S. federal alternative minimum tax credits	13,700
Deferred Tax Assets Tax Credit Carryforwards General Business	500
Foreign tax credit carryforward	1,600
U.S. federal tax net operating loss carryforward	1,200,000
PA state tax net operating loss carryforwards	1,100,000
UT state tax net operating loss carryforwards	80,800
Canadian Federal and Provincial tax loss balance	$ 111,900